Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from operations [Abstract]
Sales	[1]	€ 17,780	€ 17,422	€ 16,806
Raw materials and supplies		4,918	5,030	5,188
Employee benefit expenses		5,824	5,298	5,638
Depreciation and amortization	[2]	1,025	976	972
Shipping and handling		602	545	547
Advertising and promotion		939	915	862
Lease expenses, net		227	223	250
Other operational costs		2,804	2,963	2,751
Other business income (expense)		76	(6)	60
Income (loss) from operations		€ 1,517	€ 1,464	€ 658

[1]	The sales are reported based on country of destination.
[2]	Includes impairments.